Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions For Legal Proceedings Judicial Deposits And Contingent Liabilities
Opening Balance	$ 11,748	$ 14,746
Additions	524	1,010
Use	(188)	(1,526)
Accruals and charges	1,224	737
Others	(1)	9
Cumulative translation adjustment	1,507	(3,228)
Closing Balance	$ 14,814	$ 11,748